Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Risk Management [Abstract]
Sensitivity Analysis to Reasonable Possible Change in Exchange Rates and Interest Rates	The following table demonstrates the sensitivity to a reasonably possible change in exchange rates for the Groups's main foreign currencies, USD and EUR, with all other variables held constant, of the Group’s result before taxes. There is no direct impact on the Group’s equity.

in % and CHF thousands	Incr./Decr. exchange rate	Effect on result before tax (in TCHF)
USD Positions
2021	+10%	6,633
	-10%	(6,633)
2020	+10%	2,976
	-10%	(2,976)
2019	+10%	6,642
	-10%	(6,642)
EUR Positions
2021	+10%	2,019
	-10%	(2,019)
2020	+10%	432
	-10%	(432)
2019	+10%	1,171
	-10%	(1,171)
The following table demonstrates the sensitivity of the main currencies used in the Group, to reasonably possible changes in interest rates, with all other variables held constant, of the Group’s results before tax. There is no direct impact on the Group’s equity.

in % and CHF thousands	Incr./Decr. interest rate	Effect on result before tax (in TCHF)
CHF Positions
2021	+0.5%	323
	-0.5%	(323)
2020	+0.5%	683
	-0.5%	(683)
2019	+0.5%	57
	-0.5%	(57)
USD Positions
2021	+0.5%	234
	-0.5%	(234)
2020	+0.5%	149
	-0.5%	(149)
2019	+0.5%	333
	-0.5%	(333)
EUR Positions
2021	+0.5%	102
	-0.5%	(102)
2020	+0.5%	32
	-0.5%	(32)
2019	+0.5%	64
	-0.5%	(64)

Disclosure of Maximum Credit Risk Exposure
The maximum credit risk as of the balance sheet date was as follows:

Credit risk
in CHF thousands	2021	2020
Cash and cash equivalents	71,813	133,721
Trade receivables	23,710	159
Accrued income	76	2
Short-term time deposits	61,000	40,000
Total credit risk as at December 31	156,599	173,882